Income Taxes - Schedule of Deferred Income Tax Liabilities (Assets) (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Deferred tax assets:
Property, plant and equipment	$ 45	$ 64
Other social benefits	46
Lease liabilities	52	171
Tax loss carry forwards	918	720
Total deferred tax assets	1,061	955
Valuation allowance	(995)	(792)	$ (469)	$ (494)
Total deferred tax assets, net of valuation allowance	66	163
Deferred tax liabilities:
Operating lease right-of-use assets	(66)	(163)
Total deferred tax liabilities	(66)	(163)
Net deferred tax (assets) / liabilities